Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	Forum Funds
Central Index Key	0000315774
Amendment Flag	false
Document Creation Date	Apr. 28, 2014
Document Effective Date	May 01, 2014
Prospectus Date	May 01, 2014